Construction in Progress	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Construction in Progress
16	CONSTRUCTION IN PROGRESS

	2021	2020
	Million	Million
As of January 1	71,651	67,978
Additions	178,748	176,422
Transferred to property, plant and equipment	(178,657)	(172,749)

As of December 31	71,742	71,651

Construction in progress primarily comprises expenditure incurred on the network expansion projects but not yet completed.